Segment Information - Summary of revenue distribution for its North America segment (Detail) - Enjoy Technology Inc [Member] - Geographic Concentration Risk [Member] - Revenue Benchmark [Member] - North America Segment [Member]
	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
UNITED STATES
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	85.00%	93.00%
CANADA
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	15.00%	7.00%